Core Deposit Intangible Assets - Core Deposit Intangible and Related Accumulated Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Core Deposit Intangibles [Line Items]
Net carrying amount	$ 104
Core Deposits [Member]
Goodwill And Core Deposit Intangibles [Line Items]
Gross carrying amount	1,251	$ 1,251	$ 1,251
Accumulated amortization	(1,147)	(1,084)	(983)
Net carrying amount	$ 104	$ 167	$ 268